Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqtyser-20180518_SupplementTextBlock

PIMCO Equity Series

Supplement dated May 18, 2018 to the
Prospectus and to the Statement of Additional Information (the "SAI"), each dated October 27, 2017, each as supplemented from time to time

Disclosure Related to PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund (each, a "Fund")

IMPORTANT NOTICE REGARDING CHANGES IN EACH FUND'S NAME

Effective July 30, 2018, all references to the PIMCO RAE Fundamental Emerging Markets Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE Emerging Markets Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental Global ex-US Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE Global ex-US Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental Global Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE Global Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental International Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE International Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental US Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE US Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental US Small Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE US Small Fund